Leases - Amounts recognized in statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash outflow related to lease liabilities	$ 2,524.1	$ 2,063.0	$ 1,564.1